UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21586

                     First Trust Enhanced Equity Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A)
MARCH 31, 2010 (UNAUDITED)

 SHARES                         DESCRIPTION                             VALUE
 ------   -------------------------------------------------------   ------------
COMMON STOCKS - 91.1%
          AEROSPACE & DEFENSE - 3.2%
 75,900   Honeywell International, Inc. (b) .....................   $  3,435,993
 64,000   United Technologies Corp. (b) .........................      4,711,040
                                                                    ------------
                                                                       8,147,033
                                                                    ------------
          AIR FREIGHT & LOGISTICS - 1.3%
 50,000   United Parcel Service, Inc., Class B (b) ..............      3,220,500
                                                                    ------------
          BEVERAGES - 5.1%
 80,000   Coca-Cola (The) Co. (b) ...............................      4,400,000
 50,000   Diageo PLC, ADR .......................................      3,372,500
 80,000   PepsiCo, Inc. (b) .....................................      5,292,800
                                                                    ------------
                                                                      13,065,300
                                                                    ------------
          CAPITAL MARKETS - 2.3%
 56,300   Ameriprise Financial, Inc. (c) ........................      2,553,768
150,000   Invesco, Ltd. .........................................      3,286,500
                                                                    ------------
                                                                       5,840,268
                                                                    ------------
          CHEMICALS - 4.3%
 88,000   Dow Chemical (The) Co. (b) ............................      2,602,160
 70,000   E.I. du Pont de Nemours & Co. (b) .....................      2,606,800
 90,000   PPG Industries, Inc. (b) ..............................      5,886,000
                                                                    ------------
                                                                      11,094,960
                                                                    ------------
          COMMERCIAL BANKS - 0.0%
 11,919   National Penn Bancshares, Inc. ........................         82,241
                                                                    ------------
          COMMERCIAL SERVICES & SUPPLIES - 1.1%
 80,000   Waste Management, Inc. (b) ............................      2,754,400
                                                                    ------------
          COMMUNICATIONS EQUIPMENT - 3.6%
245,200   Cisco Systems, Inc. (b) (d) ...........................      6,382,556
 70,000   QUALCOMM, Inc. ........................................      2,939,300
                                                                    ------------
                                                                       9,321,856
                                                                    ------------
          COMPUTERS & PERIPHERALS - 4.4%
 90,000   Hewlett-Packard Co. ...................................      4,783,500
 50,000   International Business Machines Corp. (b) .............      6,412,500
                                                                    ------------
                                                                      11,196,000
                                                                    ------------
          DIVERSIFIED FINANCIAL SERVICES - 3.8%
147,000   JPMorgan Chase & Co. (b) ..............................      6,578,250
105,000   NYSE Euronext (b) .....................................      3,109,050
                                                                    ------------
                                                                       9,687,300
                                                                    ------------
          DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
200,000   Alaska Communications Systems Group, Inc. .............      1,624,000
 62,100   AT&T, Inc. ............................................      1,604,664
130,000   Verizon Communications, Inc. (b) ......................      4,032,600
                                                                    ------------
                                                                       7,261,264
                                                                    ------------
          ELECTRICAL EQUIPMENT - 3.3%
169,100   Emerson Electric Co. (b) ..............................      8,512,494
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

 SHARES                         DESCRIPTION                             VALUE
 ------   -------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
          FOOD & STAPLES RETAILING - 1.6%
 75,000   CVS Caremark Corp. ....................................   $  2,742,000
 50,000   Sysco Corp. ...........................................      1,475,000
                                                                    ------------
                                                                       4,217,000
                                                                    ------------
          FOOD PRODUCTS - 0.6%
 50,000   Kraft Foods, Inc., Class A (c) ........................      1,512,000
                                                                    ------------
          HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%
 90,000   Medtronic, Inc. (b) ...................................      4,052,700
                                                                    ------------
          HOTELS, RESTAURANTS & LEISURE - 0.9%
 60,000   Carnival Corp. (c) ....................................      2,332,800
                                                                    ------------
          INDUSTRIAL CONGLOMERATES - 1.3%
 40,000   3M Co. (b) ............................................      3,342,800
                                                                    ------------
          INSURANCE - 5.5%
 62,500   ACE Ltd. ..............................................      3,268,750
120,000   Lincoln National Corp. (b) ............................      3,684,000
 85,000   MetLife, Inc. (b) .....................................      3,683,900
 55,000   Prudential Financial, Inc. (b) ........................      3,327,500
                                                                    ------------
                                                                      13,964,150
                                                                    ------------
          IT SERVICES - 0.6%
 50,000   Paychex, Inc. (c) .....................................      1,535,000
                                                                    ------------
          MACHINERY - 2.2%
 90,000   Caterpillar, Inc. (b) .................................      5,656,500
                                                                    ------------
          MARINE - 0.6%
150,000   Seaspan Corp. .........................................      1,504,500
                                                                    ------------
          MEDIA - 1.7%
200,000   Regal Entertainment Group, Class A (b) ................      3,514,000
 25,500   Walt Disney (The) Co. (c) .............................        890,205
                                                                    ------------
                                                                       4,404,205
                                                                    ------------
          METALS & MINING - 1.9%
 60,000   BHP Billiton Ltd., ADR (b) ............................      4,819,200
                                                                    ------------
          MULTILINE RETAIL - 3.2%
100,000   J.C. Penney Co., Inc. .................................      3,217,000
 95,000   Target Corp. ..........................................      4,997,000
                                                                    ------------
                                                                       8,214,000
                                                                    ------------
          OIL, GAS & CONSUMABLE FUELS - 8.9%
 25,000   BP PLC, ADR ...........................................      1,426,750
 60,000   Chevron Corp. (b) .....................................      4,549,800
120,000   Exxon Mobil Corp. .....................................      8,037,600
 87,000   Occidental Petroleum Corp. (b) ........................      7,354,980
 60,000   Williams (The) Cos., Inc. (b) .........................      1,386,000
                                                                    ------------
                                                                      22,755,130
                                                                    ------------
          PERSONAL PRODUCTS - 1.3%
100,000   Avon Products, Inc. (b) ...............................      3,387,000
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

 SHARES                         DESCRIPTION                             VALUE
 ------   -------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
          PHARMACEUTICALS - 9.1%
 95,000   Abbott Laboratories (b) ...............................   $  5,004,600
350,100   Bristol-Myers Squibb Co. (b) ..........................      9,347,670
100,000   Merck & Co., Inc. (b) .................................      3,735,000
300,000   Pfizer, Inc. (b) ......................................      5,145,000
                                                                    ------------
                                                                      23,232,270
                                                                    ------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
184,300   Annaly Capital Management, Inc. (c) ...................      3,166,274
 99,800   Capstead Mortgage Corp. ...............................      1,193,608
450,000   MFA Mortgage Investments, Inc. ........................      3,312,000
                                                                    ------------
                                                                       7,671,882
                                                                    ------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
457,300   Intel Corp. (b) .......................................     10,179,498
200,000   Microchip Technology, Inc. ............................      5,632,000
                                                                    ------------
                                                                      15,811,498
                                                                    ------------
          SOFTWARE - 1.8%
160,000   Microsoft Corp. (b) ...................................      4,683,200
                                                                    ------------
          SPECIALTY RETAIL - 1.0%
100,000   Limited Brands, Inc. ..................................      2,462,000
                                                                    ------------
          TOBACCO - 2.3%
160,000   Altria Group, Inc. ....................................      3,283,200
 50,000   Philip Morris International, Inc. .....................      2,608,000
                                                                    ------------
                                                                       5,891,200
                                                                    ------------
          WATER UTILITIES - 0.6%
 74,200   American Water Works Co., Inc. ........................      1,614,592
                                                                    ------------
          TOTAL COMMON STOCKS
          (Cost $237,337,612) ...................................    233,247,243
                                                                    ------------

SHARES/
 UNITS                          DESCRIPTION                             VALUE
-------   -------------------------------------------------------   ------------
MASTER LIMITED PARTNERSHIPS - 4.8%
          OIL, GAS & CONSUMABLE FUELS - 4.8%
160,000   Copano Energy, LLC ....................................      3,860,800
 90,000   Energy Transfer Partners, L.P. ........................      4,217,400
 40,000   Enterprise Products Partners, L.P. ....................      1,383,200
 60,000   Magellan Midstream Partners, L.P. .....................      2,851,800
                                                                    ------------
          TOTAL MASTER LIMITED PARTNERSHIPS
          (Cost $9,234,175) .....................................     12,313,200
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

SHARES/
 UNITS                          DESCRIPTION                             VALUE
-------   -------------------------------------------------------   ------------
EXCHANGE-TRADED FUNDS - 2.6%
          CAPITAL MARKET - 2.6%
264,500   SPDR KBW Bank ETF (b) .................................   $  6,826,745
                                                                    ------------
          TOTAL EXCHANGE-TRADED FUNDS
          (Cost $3,929,150) .....................................      6,826,745
                                                                    ------------
          TOTAL INVESTMENTS - 98.5%
          (Cost $250,500,937) (e) ...............................    252,387,188
                                                                    ------------

NUMBER OF
CONTRACTS                        DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (0.3%)
            3M Co. Call
      200   @ 85 due Apr 10 .....................................        (10,600)
                                                                    ------------
            Abbott Laboratories Call
      300   @ 55 due Apr 10 .....................................         (2,100)
                                                                    ------------
            Ameriprise Financial, Inc. Call
      563   @ 45 due Apr 10 .....................................        (56,300)
                                                                    ------------
            Annaly Capital Management, Inc. Call
    1,843   @ 18 due Apr 10 .....................................         (9,215)
                                                                    ------------
            Avon Products, Inc. Call
      300   @ 37 due Apr 10 .....................................        (18,000)
                                                                    ------------
            BHP Billiton Ltd., ADR Call
      400   @ 85 due Apr 10 .....................................        (14,000)
                                                                    ------------
            Bristol-Myers Squibb Co. Call
        1   @ 26 due Apr 10 .....................................            (90)
                                                                    ------------
            Carnival Corp. Call
      600   @ 28 due Apr 10 .....................................        (21,000)
                                                                    ------------
            Caterpillar, Inc. Call
      400   @ 62.5 due Apr 10 ...................................        (59,200)
                                                                    ------------
            Chevron Corp. Call
      200   @ 75 due Apr 10 .....................................        (29,000)
                                                                    ------------
            Cisco Systems, Inc. Call
      500   @ 27 due Apr 10 .....................................         (5,500)
                                                                    ------------
            Coca-Cola (The) Co. Call
      200   @ 55 due Apr 10 .....................................        (13,200)
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS                        DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            Dow Chemical (The) Co. Call
      400   @ 31 due Apr 10 .....................................   $     (9,600)
                                                                    ------------
            E.I. du Pont de Nemours & Co. Call
      300   @ 31 due Apr 10 .....................................         (4,200)
                                                                    ------------
            Emerson Electric Co. Call
      500   @ 50 due Apr 10 .....................................        (45,500)
                                                                    ------------
            Honeywell International, Inc. Call
      500   @ 45 due Apr 10 .....................................        (45,500)
                                                                    ------------
            Intel Corp. Call
    1,000   @ 23 due Apr 10 .....................................        (26,000)
                                                                    ------------
            International Business Machines Corp. Call
      100   @ 130 due Apr 10 ....................................         (7,100)
                                                                    ------------
            JPMorgan Chase & Co. Call
      450   @ 46 due Apr 10 .....................................        (23,850)
                                                                    ------------
            Kraft Foods, Inc., Class A Call
      500   @ 31 due Apr 10 .....................................         (6,000)
                                                                    ------------
            Lincoln National Corp. Call
      300   @ 31 due Apr 10 .....................................        (18,000)
                                                                    ------------
            Medtronic, Inc. Call
      400   @ 48 due Apr 10 .....................................         (3,000)
                                                                    ------------
            Merck & Co., Inc. Call
      300   @ 40 due Apr 10 .....................................         (1,500)
                                                                    ------------
            MetLife, Inc. Calls
      100   @ 44 due Apr 10 .....................................         (4,500)
      150   @ 45 due Apr 10 .....................................         (3,150)
                                                                    ------------
                                                                          (7,650)
                                                                    ------------
            Microsoft Corp. Call
      300   @ 30 due Apr 10 .....................................         (6,900)
                                                                    ------------
            NYSE Euronext Call
      250   @ 30 due Apr 10 .....................................         (9,250)
                                                                    ------------
            Occidental Petroleum Corp. Call
      300   @ 85 due Apr 10 .....................................        (38,400)
                                                                    ------------
            Paychex, Inc. Call
      500   @ 32.5 due Apr 10 ...................................         (5,000)
                                                                    ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS                        DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            PepsiCo, Inc. Calls
      150   @ 65 due Apr 10 .....................................   $    (22,800)
      150   @ 67.5 due Apr 10 ...................................         (4,350)
                                                                    ------------
                                                                         (27,150)
                                                                    ------------
            Pfizer, Inc. Call
      500   @ 18 due Apr 10 .....................................         (3,000)
                                                                    ------------
            PPG Industries, Inc. Call
      300   @ 70 due Apr 10 .....................................         (6,000)
                                                                    ------------
            Prudential Financial, Inc. Call
      300   @ 60 due Apr 10 .....................................        (48,000)
                                                                    ------------
            Regal Entertainment Group, Class A Call
      400   @ 17.5 due Apr 10 ...................................        (21,000)
                                                                    ------------
            S&P 500 Index Calls (f)
      350   @ 1200 due Apr 10 ...................................        (98,000)
      350   @ 1210 due Apr 10 ...................................        (49,000)
                                                                    ------------
                                                                        (147,000)
                                                                    ------------
            SPDR KBW Bank ETF Calls
      500   @ 25 due Apr 10 .....................................        (51,250)
    1,000   @ 26 due Apr 10 .....................................        (40,000)
                                                                    ------------
                                                                         (91,250)
                                                                    ------------
            United Parcel Service, Inc., Class B Call
      150   @ 65 due Apr 10 .....................................         (8,700)
                                                                    ------------
            United Technologies Corp. Call
      150   @ 75 due Apr 10 .....................................         (7,350)
                                                                    ------------
            Verizon Communications, Inc. Call
      800   @ 31 due Apr 10 .....................................        (20,800)
                                                                    ------------
            Walt Disney (The) Co. Call
      255   @ 36 due Apr 10 .....................................         (3,825)
                                                                    ------------
            Waste Management, Inc. Call
      200   @ 35 due Apr 10 .....................................         (4,000)
                                                                    ------------
            Williams (The) Companies, Inc. Call
      400   @ 24 due Apr 10 .....................................         (8,000)
                                                                    ------------
            TOTAL CALL OPTIONS WRITTEN - (0.3)%
            (Premiums received $990,834) ........................       (891,730)
                                                                    ------------
            NET OTHER ASSETS AND LIABILITIES - 1.8% ............       4,614,212
                                                                    ------------
            NET ASSETS - 100.0% ................................    $256,109,670
                                                                    ============

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2010 (UNAUDITED)

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on a portion of the Common Stock position and are fully covered by the Common Stock position.

(c) Call options were written on this entire Common Stock position and are fully covered by the Common Stock position.

(d)  Non-income producing security.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,075,308 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,189,057.

(f) Call options on securities indices were written on a portion of the Common Stock positions that were not covered by call options on individual equity securities held in the Fund's portfolio.

ADR American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2010 is as follows (see Note 1A -- Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                            ASSETS TABLE

                                                                      LEVEL 2        LEVEL 3
                                         TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                       3/31/2010       PRICES         INPUTS         INPUTS
                                     ------------   ------------   ------------   ------------
Common Stocks* ...................   $233,247,243   $233,247,243        $--            $--
Master Limited Partnerships* .....     12,313,200     12,313,200         --             --
Exchange-Traded Funds* ...........      6,826,745      6,826,745         --             --
                                     ------------   ------------        ---            ---
Total Investments ................   $252,387,188   $252,387,188        $--            $--
                                     ============   ============        ===            ===

                                                      LIABILITIES TABLE

                                                               LEVEL 2        LEVEL 3
                                       TOTAL      LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                      VALUE AT     QUOTED     OBSERVABLE   UNOBSERVABLE
                                     3/31/2010     PRICES       INPUTS        INPUTS
                                     ---------   ---------   -----------   -----------
Call Options Written .............   $(891,730)  $(891,730)      $--            $--
                                     =========   =========       ===            ===

*    See the Portfolio of Investments for industry breakdown.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2010 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Enhanced Equity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities listed on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     -    Level 1 -  Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     -    Level 2 -  Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                    -    Quoted prices for similar securities in active markets.

                    - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                    - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                    - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     -    Level 3 -  Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2010 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of March 31, 2010, is included with the Fund's Portfolio of Investments.

B. WRITTEN OPTIONS:

The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P ("Chartwell" or the "sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or a segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the exercise price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. Over-the-Counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31, 2010 (UNAUDITED)

The Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such MLP or REIT investments.

                           2. WRITTEN OPTION ACTIVITY

Written option activity for the three months ended March 31, 2010 was as follows:

                                                     NUMBER
                                                       OF
                                                   CONTRACTS     PREMIUMS
                                                   ---------   -----------
WRITTEN OPTIONS
Options outstanding at December 31, 2009........     24,445    $ 2,227,651
Options written.................................     79,244      5,902,999
Options expired.................................    (37,666)    (2,517,450)
Options exercised...............................     (8,284)      (346,646)
Options closed..................................    (39,927)    (4,275,720)
                                                    -------    -----------
Options outstanding at March 31, 2010...........     17,812    $   990,834
                                                    =======    ===========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Enhanced Equity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date May 27, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date May 27, 2010

* Print the name and title of each signing officer under his or her signature.